Material Events During the Reporting Period and Subsiquent Event (Details) - Forecast [Member] $ in Millions	Aug. 04, 2023 a	Jul. 05, 2023	Jun. 12, 2023 USD ($)
Material Events During the Reporting Period and Subsiquent Event (Details) [Line Items]
Repaid loan			$ 2.9
Annual interest rate		12.75%	14.40%
Area of acres | a	385
Pecan Ranch North [Member]
Material Events During the Reporting Period and Subsiquent Event (Details) [Line Items]
Repaid loan			$ 2.8